13. Business Combinations (Details) - Almacenes Exito S.A. [member] R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about business combination [line items]
Total cash consideration transferred	R$ 9,371
Cash flow hedges [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	9,268
Cash flow hedge effect	145
Consideration transferred, gross	9,413
Dividends related to 2018	(42)
Total cash consideration transferred	R$ 9,371